Note 53 Balances Arising From Transactions With Entities Of The Group Explanatory (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Deposits from customers	€ 502,501	€ 447,646	€ 413,487
Classes of assets [Domain]
Disclosure of transactions between related parties [line items]
Loans and advances to banks	38	13	5
Loans and advances to customers	632	639	791
Debt securities arising from transactions with entities of the Group	4	4	4
Classes of liabilities [domain]
Disclosure of transactions between related parties [line items]
Deposits from credit institutions	1	1	0
Deposits from customers	109	160	134
Memorandum accounts [Member]
Disclosure of transactions between related parties [line items]
Financial Guarantees Given Related Party Transactions	100	171	177
Other Commitments Given Related Party Transactions	625	784	595
Loan commitments given related party transactions	€ 82	€ 117	€ 119